Virtus High Yield Income Fund,

a Series of Virtus Insight Trust

Supplement dated May 14, 2010 to the Prospectus dated May 1, 2010

IMPORTANT NOTICE TO INVESTORS OF VIRTUS HIGH YIELD INCOME FUND (“the Fund”)

At the Special Meeting of Shareholders held on May 14, 2010, shareholders of the Virtus High Yield Income Fund voted to replace the Fund’s current subadviser with HIM Monegy, Inc. (“HIM Monegy”).

Effective May 18, 2010, HIM Monegy will become subadviser to the Virtus High Yield Income Fund and the Fund’s principal investment strategies will be modified. These and other changes to the Fund’s current prospectus are more fully described below and will be effective on May 18, 2010.

The Principal Investment Strategies described in the summary section of the prospectus on page 18 will read as follows:

The fund will seek to achieve its investment objective by investing in a diversified pool of fixed income securities, primarily within the U.S. non-investment grade bond market. The fund aims to generate excess returns by balancing risk and reward through rigorous asset selection and continual monitoring of portfolio positions. The fund seeks to provide investors with current income, relatively low volatility and capital preservation over time.

Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of domestic and foreign high-yield, high-risk fixed income securities. The subadviser generally maintains the duration of the fund in line with that of its style benchmark, the Merrill Lynch U.S. High Yield Master II Constrained Index.

In order to reflect the appropriate risks associated with the investment strategies employed by the new subadviser, the disclosure entitled “Principal Risks” on page 19 will be amended by deleting the “Mortgage-Backed and Asset-Backed Securities Risk” disclosure and by adding the following:

•	Foreign Investing Risk—The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

The subadviser and portfolio manager disclosure on page 21 will be amended to read:

The fund’s subadviser is HIM Monegy, Inc. (“HIM Monegy”)

>Lori J. Marchildon, CFA, portfolio manager at HIM Monegy and a member of the Investment Policy Committee, is a manager of the fund. Ms. Marchildon has been Portfolio Manager of the fund since May 2010.

>Ovidiu Sandu, CFA, assistant portfolio manager and senior quantitative analyst at HIM Monegy and member of the Investment Policy Committee, is a manager of the fund. Mr. Sandu has been Assistant Portfolio Manager of the fund since May 2010.

>Sadhana Valia, CFA, head of the High Yield Team, Lead Portfolio Manager for HIM Monegy’s high yield portfolios, and a member of the Investment Policy Committee, is a manager of the fund. Ms. Valia has been Portfolio Manager of the fund since May 2010.

The Principal Investment Strategies described in the prospectus on page 58 will read as follows:

The fund will seek to achieve its investment objective by investing in a diversified pool of fixed income securities, primarily within the U.S. non-investment grade bond market. The fund aims to generate excess returns by balancing risk and reward through rigorous asset selection and continual monitoring of portfolio positions. The fund seeks to provide investors with current income, relatively low volatility and capital preservation over time.

Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of domestic and foreign high-yield, high-risk fixed income securities. The fund’s policy of investing 80% of its assets in high-yield fixed income securities may be changed only upon 60 days’ written notice to shareholders.

The subadviser uses an investment process that seeks to add value by balancing risk and reward through rigorous issuer and security selection, opportunistic trading, continual monitoring and active management.

The subadviser employs a bottom-up quantitative approach to security selection, complemented by fundamental analysis and a top-down sector overlay. Issuers believed by the subadviser to exhibit a relatively low default risk and provide bond yields/spreads that adequately compensate for the risk, are generally over weighted.

The subadviser puts an emphasis on quality issuers with attractive yields/spreads and mitigates credit risk by using quantitative screens to designed to eliminate high-risk issuers and unattractive risk/return securities from consideration. To ensure selection of quality securities the manager uses quantitative analytics and conducts fundamental analysis focusing on the issuer’s competitive position, industry dynamics, cash flow, asset mix, liquidity position, debt coverage, degree of leverage and management.

Principally, securities are selected from a broad universe of domestic high-yield corporate bonds, although the fund may also invest in other types of high-yield securities.

The subadviser generally maintains the duration of the fund in line with that of its style benchmark, the Merrill Lynch U.S. High Yield Master II Constrained Index. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity the greater the duration and, therefore, the greater affect interest rate changes have on the price of the security. In rising rate environments, the subadviser will tend to have a lower duration than its benchmark.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may temporarily invest a significant portion of its assets in investment grade fixed income securities and money market instruments. When this allocation happens, the fund may not achieve its objective.

The table under “More Information About Risks Related to Principal Investment Strategies” on page 67 will be amended by removing the “X” indicating that “Mortgage-Backed and Asset-Backed Securities” risk disclosure applies to the Fund.

The “Management of the Fund” section beginning on page 72 will be amended by indicating that HIM Monegy serves as subadviser to the Fund. Under the heading “The Subadvisers” on page 74, the description of SCM Advisors, LLC will be removed and the following disclosure added:

HIM Monegy, Inc. is located at 302 Bay Street, 12th Floor, Toronto, ON, Canada M5X 1A1. HIM Monegy acts as adviser to institutional investors in the United States, Canada and Australia and has been an investment adviser since 1999. HIM Monegy is owned by Harris Investment Management, Inc. Harris Investment Management, Inc. is a wholly-owned subsidiary of Harris Bankcorp, Inc., which is wholly owned by Harris Financial Corp. Harris Financial Corp. is wholly owned by Bank of Montreal, a publicly-traded Canadian banking institution. As of March 31, 2010, HIM Monegy had approximately $1.75 billion in assets under management.

The disclosure for SCM Advisors in the subsection “Portfolio Management” on page 76 will be replaced with the following:

Virtus High Yield Income Fund	Lori J. Marchildon, CFA (since May 2010) Ovidiu Sandu, CFA (since May 2010) Sadhana Valia, CFA (since May 2010)

•

Lori J. Marchildon, CFA. Ms. Marchildon is a Portfolio Manager and a member of the HIM Monegy’s Investment Policy Committee. Ms. Marchildon has portfolio management responsibilities with credit coverage accountability for the consumer products and capital goods sectors. Prior to joining the Subadviser in 2001, Ms. Marchildon spent five years with BMO Financial Group’s Risk Management Group where she led the design and implementation of a risk framework to address credit risk for trading, underwriting and investment portfolios. Ms. Marchildon’s prior experience also includes working as an economist with the federal Canadian Department of Finance. She has 14 years experience in the financial industry.

•

Ovidiu Sandu, CFA. Mr. Sandu is an Assistant Portfolio Manager and a Senior Quantitative Analyst and member of the Investment Policy Committee. Mr. Sandu has credit responsibility for the healthcare, aerospace and industrial services sectors and has focused on high yield since joining HIM Monegy in 2000. His prior experience includes emerging market equity research, mergers and acquisitions and privatizations with a European bank. Mr. Sandu has 13 years experience in the financial industry

•

Sadhana Valia, CFA. Ms. Valia is head of the High Yield Team, Lead Portfolio Manager for HIM Monegy’s high yield portfolios, and a member of the Investment Policy Committee. Ms. Valia serves as President of HIM Monegy and is a member of its Board of Directors, as well as a member of Harris Investment Management, Inc.’s management team. She has focused on high yield since joining HIM Monegy in 1998. She previously held senior positions in BMO Financial Group’s Corporate & Investment Banking Group, including the origination, structuring and syndication of project, mergers and acquisition, leveraged buyout and corporate loan financings. Ms. Valia’s prior experience includes three years as an executive in BMO’s Credit Department with responsibility for large corporate, institutional and government accounts. She has 25 years experience managing credit risk assets.

Investors should retain this supplement with the Prospectus for future reference.

VET 8003/HYIF SA&StratChanges (5/10)

Virtus High Yield Income Fund,

a Series of Virtus Insight Trust

Supplement dated May 14, 2010 to the

Statement of Additional Information (“SAI”) dated May 1, 2010

IMPORTANT NOTICE TO INVESTORS OF VIRTUS HIGH YIELD INCOME FUND (“the Fund”)

At the Special Meeting of Shareholders held on May 14, 2010, shareholders of the Virtus High Yield Income Fund voted to replace the Fund’s current subadviser with HIM Monegy, Inc. (“HIM Monegy”).

Effective May 18, 2010, HIM Monegy will become subadviser to the Virtus High Yield Income Fund. Accordingly, the following changes to the Fund’s current SAI will be effective on May 18, 2010.

All references to SCM Advisors, LLC as subadviser to the Fund will be deleted. Virtus Investment Advisers, Inc. will continue to serve as the Fund’s investment adviser.

The following disclosure is added under “The Subadvisers” on page 37:

HIM Monegy, Inc. (“HIM Monegy”)

HIM Monegy, Inc. is subadviser for the High Yield Income Fund. The subadvisory agreement provides that the Adviser will delegate to HIM Monegy the performance of certain of its investment management services under the Investment Advisory Agreement. HIM Monegy will furnish at its own expense the office facilities and personnel necessary to perform such services. VIA remains responsible for the supervision and oversight of HIM Monegy’s performance.

HIM Monegy is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and has been an investment adviser since 1999. It is located at 302 Bay Street, 12th Floor, Toronto, ON, Canada M5X 1A1. HIM Monegy is owned by Harris Investment Management, Inc. Harris Investment Management, Inc. is a wholly-owned subsidiary of Harris Bankcorp, Inc., which is wholly owned by Harris Financial Corp. Harris Financial Corp. is wholly owned by Bank of Montreal (“BMO”), a publicly-traded Canadian banking institution. As of March 31, 2010, HIM Monegy had approximately $1.75 billion in assets under management.

For its services as Subadviser, VIA will pay HIM Monegy a fee at the rate of 50% of the net advisory fee.

Investors should retain this supplement with the Prospectus for future reference.

VET 8003B/HYIF SA&StratChanges (5/10)

Virtus Disciplined Small-Cap Opportunity Fund,

a series of Virtus Insight Trust

Supplement dated May 1, 2010 to the Prospectus dated May 1, 2010,

and to the Statement of Additional Information (“SAI”) dated May 1, 2010

(This information was previously disclosed in a Supplement dated March 5, 2010 to the Prospectus and SAI , each dated May 1, 2009, as supplemented.)

IMPORTANT NOTICE TO INVESTORS OF VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND

The Board of Trustees of the Virtus Insight Trust (the “Board”), on behalf of the Virtus Disciplined Small-Cap Opportunity Fund, has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) relating to the proposed combination of the Virtus Disciplined Small-Cap Opportunity Fund, a series of the Virtus Insight Trust, with and into the Virtus Small-Cap Core Fund, a series of the Virtus Equity Trust.

Merging Fund	Surviving Fund
Virtus Disciplined Small-Cap Opportunity Fund	Virtus Small-Cap Core Fund

Pursuant to the Agreement, the Virtus Disciplined Small-Cap Opportunity Fund will transfer all or substantially all of its assets to the Virtus Small-Cap Core Fund in exchange for shares of the Virtus Small-Cap Core Fund and the assumption by the Virtus Small-Cap Core Fund of all liabilities of the Virtus Disciplined Small-Cap Opportunity Fund. Following the exchange, the Virtus Disciplined Small-Cap Opportunity Fund will distribute the shares of the Virtus Small-Cap Core Fund to its shareholders pro rata, in liquidation of the Virtus Disciplined Small-Cap Opportunity Fund.

The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Virtus Disciplined Small-Cap Opportunity Fund. It is currently anticipated that these matters will be submitted for shareholder approval during the second quarter of 2010. Additional information about the reorganization, as well as information about the Virtus Small-Cap Core Fund, will be distributed to shareholders of the Virtus Disciplined Small-Cap Opportunity Fund in the form of a Prospectus/Proxy Statement.

Investors should retain this supplement with the Prospectus

and Statement of Additional Information for future reference.

VIT 8003/DSCOF Merger (5/10)

Virtus Disciplined Small-Cap Value Fund,

a series of Virtus Insight Trust

Supplement dated May 1, 2010 to the Prospectus dated May 1, 2010,

and to the Statement of Additional Information (“SAI”) dated May 1, 2010

(This information was previously disclosed in a Supplement dated March 5, 2010 to the Prospectus and SAI , each dated May 1, 2009, as supplemented.)

IMPORTANT NOTICE TO INVESTORS OF VIRTUS DISCIPLINED SMALL-CAP VALUE FUND

The Board of Trustees of the Virtus Insight Trust (the “Board”), on behalf of the Virtus Disciplined Small-Cap Value Fund, has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) relating to the proposed combination of the Virtus Disciplined Small-Cap Value Fund, a series of the Virtus Insight Trust, with and into the Virtus Quality Small-Cap Fund, a series of the Virtus Equity Trust.

Merging Fund	Surviving Fund
Virtus Disciplined Small-Cap Value Fund	Virtus Quality Small-Cap Fund

Pursuant to the Agreement, the Virtus Disciplined Small-Cap Value Fund will transfer all or substantially all of its assets to the Virtus Quality Small-Cap Fund in exchange for shares of the Virtus Quality Small-Cap Fund and the assumption by the Virtus Quality Small-Cap Fund of all liabilities of the Virtus Disciplined Small-Cap Value Fund. Following the exchange, the Virtus Disciplined Small-Cap Value Fund will distribute the shares of the Virtus Quality Small-Cap Fund to its shareholders pro rata, in liquidation of the Virtus Disciplined Small-Cap Value Fund.

The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Virtus Disciplined Small-Cap Value Fund. It is currently anticipated that these matters will be submitted for shareholder approval during the second quarter of 2010. Additional information about the reorganization, as well as information about the Virtus Quality Small-Cap Fund, will be distributed to shareholders of the Virtus Disciplined Small-Cap Value Fund in the form of a Prospectus/Proxy Statement.

Investors should retain this supplement with the Prospectus and Statement of Additional Information for future reference.

VIT 8003/DSCVF Merger (5/10)